RELATED PARTIES - Narrative (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Management fee percent				1.05%
Conversion condition, limit of market price to exchange price at maturity, percent		80.00%
Preferred Equity Tranche One
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units		7 years
Preferred Equity, Tranche Two
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units		10 years
Preferred Equity, Tranche Three
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units		12 years
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee expense, minimum				$ 50,000,000
Management fee expense	$ 57,000,000		$ 31,000,000	$ 114,000,000	$ 61,000,000